Commitments and Contingencies - Lease Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Commitments And Contingencies Disclosure [Abstract]
Total	$ 3,665
2015	788
2016	416
2017	205
2018	205
2019	205
Thereafter	$ 1,846